- Reconciliation of Cash and Restricted Cash Balances (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 57.1	$ 101.6
Restricted cash holdings from customers - current	4.0	4.1
Restricted cash holdings from customers - non-current	3.9	6.1
Restricted cash included in prepaid expenses and other current assets	25.4	27.6
Restricted cash included in long-term investments and other assets	32.0	61.7
Cash, cash equivalents and restricted cash per consolidated statement of cash flow	$ 122.4	$ 201.1	$ 43.7